Events after the Reporting Period	12 Months Ended
Dec. 31, 2017
Events after the Reporting Period
Events after the Reporting Period

(32)Events after the Reporting Period

Goetech, LLC. (“MedKeeper”) acquisition

On 26 January 2018 Grifols has acquired, through its subsidiary Grifols Shared Services North America, Inc., the U.S. company Goetech, LLC. based in Denver, Colorado, doing business as MedKeeper. This transaction for a total of US dollar 98 million included a 51% stake in the company and a call option for Grifols and put option for Medkeeper for the remaining 49% in the third anniversary of the deal. Grifols holds a majority position on the board of directors.

Medkeeper’s core business is the development and distribution of web and mobile-based platforms for hospital pharmacies that improve quality standards, productivity in the process, control systems and monitoring different preparations while increasing patient safety.

This investment will enhance the activity of the Grifols Hospital Division and it is part of the strategy to underpin this division into the U.S. market.

Haema AG acquisition

On 20 March 2018 Grifols has entered into agreement with Aton GmbH for the purchase of 100% of the shares of German based pharmaceutical company Haema AG (“Haema), in exchange of a purchase price of Euros 220 million on a debt free basis. The closing of the transaction is subject to the fulfilment of certain conditions, among others, the authorization of the purchase by applicable antitrust authorities.

With this acquisition, and subject to the conditions being fulfilled, Grifols will acquire the businesses currently held by Haema, collection of plasma for fractionation, which includes 35 collection centers spread throughout the territory of Germany, and three more under construction. It’s headquarters are located in Leipzig with approximately 24,000m2 (which include administration, production, storage and power station buildings) and also had a central laboratory in Berlin.

Haema employs about 1,100 people and collected almost 800,000 litres of plasma in the preceding financial year, coming from approximately 1 million donations.